PENSION PLANS AND RETIREE BENEFITS (Schedule of Net Periodic Benefit Expense) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Settlement (gain) loss		$ (0.2)
Defined Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Current service cost	$ 18.6	15.9
Interest cost	39.2	17.5
Expected return on plan assets	(50.4)	(22.8)
Amortization of past service cost	0.1	0.2
Amortization of net actuarial loss	0.6	0.7
Amortization of regulatory assets	7.8	7.8
Net benefit cost (income) recognized	15.9	19.3
Post-Retirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Current service cost	5.4	2.5
Interest cost	11.0	3.5
Expected return on plan assets	(21.6)	(4.9)
Settlement (gain) loss		0.2
Amortization of regulatory assets	(11.1)	(0.2)
Net benefit cost (income) recognized	(16.3)	1.1
Canada [Member] | Defined Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Current service cost	2.4	7.9
Interest cost	1.2	5.8
Expected return on plan assets	(0.5)	(5.9)
Amortization of past service cost	0.1	0.2
Amortization of net actuarial loss	0.6	0.7
Amortization of regulatory assets		1.3
Net benefit cost (income) recognized	3.8	10.0
Canada [Member] | Post-Retirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Current service cost	0.1	0.7
Interest cost	0.1	0.6
Expected return on plan assets		(0.2)
Amortization of regulatory assets		0.1
Net benefit cost (income) recognized	0.2	1.2
United States [Member] | Defined Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Current service cost	16.2	8.0
Interest cost	38.0	11.7
Expected return on plan assets	(49.9)	(16.9)
Amortization of regulatory assets	7.8	6.5
Net benefit cost (income) recognized	12.1	9.3
United States [Member] | Post-Retirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Current service cost	5.3	1.8
Interest cost	10.9	2.9
Expected return on plan assets	(21.6)	(4.7)
Settlement (gain) loss		0.2
Amortization of regulatory assets	(11.1)	(0.3)
Net benefit cost (income) recognized	$ (16.5)	$ (0.1)